ACQUISITION OF TARUS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jul. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Assets:
Goodwill	$ 43,862	$ 538	$ 43,324	$ 43,324
Consideration:
Liabilities assumed		$ 28,200
Tarus Acquisition [Member]
Assets:
Identifiable intangible assets	28,200
Goodwill	538
Total assets	28,738
Consideration:
Fair value of shares issued	17,200
Liabilities assumed	3,000
Deferred purchase consideration at fair value	8,538
Total liabilities	$ 28,738